Common Stock Warrants (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Warrants expired weighted average exercise price		$ 0.0784
Warrants exercisable weighted average exercise price, Ending balance	$ 0.96	$ 0.25
Common Stock Warrants [Member]
Warrants outstanding, Beginning balance	53,591,455	50,591,455
Warrants expired	(351,455)	(50,000)
Warrants granted	(300,000)	7,050,000
Warrants exercised	(22,250,000)	(4,000,000)
Warrant outstanding, Ending balancre	30,690,000	53,591,455
Exercisable	30,690,000
Warrants outstanding weighted average exercise price, Beginning balance	$ 0.1463	$ 0.1443
Warrants cancelled weighted average exercise price	(0.18)	(0.25)
Warrants expired weighted average exercise price	(0.96)	0.0784
Warrants exercised weighted average exercise price	(0.00001)	(0.00001)
Warrants outstanding weighted average exercise price, Ending balance	0.24407	$ 0.1463
Warrants exercisable weighted average exercise price, Ending balance	$ 0.24407